Material accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Material Accounting Policies
Schedule of useful lives of property, plant and equipment

Depreciation is calculated on straight line basis using the rates arrived at based on the estimated useful lives of the assets as follows:

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	3 - 7 years

Schedule of useful lives of intangible assets

Intangible assets are amortized as below:

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	4 to 10 years